Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Other than Temporary Impairments [Line Items]
Beginning balance	$ (3,192)	$ (4,594)	$ (1,173)
Additional credit loss for securities previously other-than-temporarily impaired	(285)	(128)	(357)
Additional credit loss for securities not previously other-than-temporarily impaired		(2,798)	(4,077)
Reduction in credit loss for securities disposed or collected	793	4,328	1,013
Ending balance	$ (2,684)	$ (3,192)	$ (4,594)